Warrant Liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) shares
Warrant Liability [Line Items]
Warrant liability (in Dollars) | $	$ 16,388
Series A Warrants [Member]
Warrant Liability [Line Items]
Warrants issued	141,667
Exchange Warrants [Member]
Warrant Liability [Line Items]
Warrants issued	15,705